Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 16,301,131	$ 9,115,131	$ 8,277,251
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,635,242	1,852,152	1,542,352
Allowance for doubtful accounts	952,439	429,803	805,870
Loss on disposal of property and equipment	34,166	2,416
Deferred income taxes	(196,909)	(230,043)	(84,067)
Changes in assets and liabilities:
Accounts receivable, net	(7,937,804)	(9,269,755)	(5,561,722)
Prepayments	(887,778)	(1,313,830)	(767,516)
Prepayment, related party	(95,244)
Other current assets	(970,199)	25,925	(63,669)
Accounts payable	147,818	(505,372)	193,639
Accounts payable - related parties	122,630	(88,136)	25,276
Wages payable	1,884,440	2,393,214	277,335
Income taxes recoverable	(548,893)
Income taxes payable	(153,896)	(386,825)	(67,681)
Deferred revenue	(221,771)	(38,813)	634,644
Accrued liabilities and other payables	1,077,098	1,016,373	454,572
Net cash provided by operating activities	12,142,470	3,002,240	5,666,284
Cash flows from investing activities
Purchase of property and equipment	(4,768,139)	(2,082,719)	(478,775)
Proceed from disposal of property and equipment	9,197	108
Repayment from third parties		233,596
Loans on third parties			(563,896)
Repayments from related parties	117,802		40,011
Advance to related parties	(105,827)	(7,400)	(18,210)
Payments for equity investments	(1,461)	(3,509,404)
Net cash used in investing activities	(4,748,428)	(5,365,819)	(1,020,870)
Cash flows from financing activities
Contribution from noncontrolling investor in subsidiary		353,581
Dividend distributed to noncontrolling investor in subsidiary	(355,232)
Repayment to related parties		(473,914)
Borrowings of short term loans	3,891,596	3,780,490
Repayment of short term loans	(3,625,448)		(1,510,962)
Net cash provided by (used in) financing activities	(89,084)	3,660,157	(1,510,962)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,513,411)	884,519	(811,033)
Net change in cash, cash equivalents and restricted cash	5,791,547	2,181,097	2,323,419
Cash, cash equivalents and restricted cash, beginning of the year	18,628,365	16,447,268	14,123,849
Cash, cash equivalents and restricted cash, end of the year	24,419,912	18,628,365	16,447,268
Supplemental cash flow information
Interest paid	404,958	1,609	50,383
Income taxes paid	3,929,237	1,767,983	1,558,290
Non-cash investing and financing activities
Transfer from prepayments to property and equipment	392,637	866,940	932,192
Liabilities assumed in connection with purchase of PPE	88,112	252,317	672,715
Property and equipment paid by related party		15,539
Short term debt reclassified to due to related party			203,048
Advance to related party settled through service provided		52,215
Settlement of notes receivable from a third party		328,783
Operating expenses paid by related party			107,634
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	24,419,912	18,628,365	15,947,268
Restricted cash			500,000
Total cash, cash equivalents and restricted cash	$ 24,419,912	$ 18,628,365	$ 16,447,268